ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
ACCRUED EXPENSES
ACCRUED EXPENSES	NOTE 9 – ACCRUED EXPENSES Accrued expenses totaled $69,020 and $82,470 at December 31, 2024 and September 30, 2024, respectively.	NOTE 10 – ACCRUED EXPENSES Accrued expenses totaled $82,470 and $241,627 at September 30, 2024, and 2023, respectively.